Stockholders equity	12 Months Ended
Dec. 31, 2022
Stockholders' equity
Stockholders' equity
10. Stockholders’ equity
The Company’s common stock and warrants trade on the NYSE under the symbol “EVEX” and “EVEXW”, respectively. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized to issue the following shares and classes of capital stock, each with a par value of $0.001 per share: (i) 1,000,000,000 shares of common stock; and (ii) 100,000,000 shares of preferred stock. There were 269,094,021 and 220,000,000 shares of common stock issued and outstanding as of December 31, 2022 and 2021, respectively. The Company has retroactively adjusted the shares issued and outstanding prior to May 9, 2022, to give effect to the exchange ratio.
Preferred stock may be issued at the discretion of the Company’s Board of Directors, as may be permitted by the General Corporation Law of the State of Delaware, and without further stockholder action. The shares of preferred stock would be issuable for any proper corporate purpose, including, among other things, future acquisitions, capital raising transactions consisting of equity or convertible debt, stock dividends or issuances under current and any future stock incentive plans, pursuant to which the Company may provide equity incentives to employees, officers and directors, and in certain instances may be used as an antitakeover defense. As of December 31, 2022, and December 31, 2021, there was no preferred stock issued and outstanding.
Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.
Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the Company’s board of directors in its discretion out of funds legally available therefor. No dividends on common stock have been declared by the Company’s board of directors through December 31, 2022, and the Company does not expect to pay dividends in the foreseeable future.
In the event of our voluntary or involuntary liquidation, dissolution, distribution of assets or winding-up,
subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of the Company’s common stock will be entitled to receive an equal amount per share of all of our assets of whatever kind available for distribution to stockholders, after the rights of the holders of any preferred stock have been satisfied.
United Subscription
In September 2022, the Company and United Airlines Ventures, Ltd. (“United”), entered the United Subscription Agreement pursuant to which United agreed to subscribe for an aggregate of 2,039,353 shares of common stock for a purchase price of $7.36 per share and an aggregate purchase price of $15,000,000. The United Investment was consummated on September 6, 2022.
The terms of the United Subscription Agreement are substantially similar to other Subscription Agreements signed by Eve.
Concurrently with the execution of the United Subscription Agreement, the Company and United also entered into the United Warrant Agreement, pursuant to which, at or promptly following the closing of the

United Investment, the Company issued to United warrants to acquire up to 2,722,536 shares of Common Stock, each with an exercise price of $0.01 per share, which were issuable upon (i) the issuance by the parties of a joint press release announcing the United Investment, (ii) the entry by the Company and an affiliate of United into a conditional purchase agreement for the sale and purchase of up to 400 eVTOLs and (iii) the agreement by the Company and United to establish a concept of operations for the use of the Company’s eVTOLs at one or more of United’s or its affiliates’ hub airports. All warrants to acquire up to 2,722,536 shares of Common Stock were exercised by United on October 6, 2022. In addition, pursuant to the terms of the United Warrant Agreement, the Company has agreed to issue United additional warrants to acquire up to an additional 2,722,536 shares of Common Stock, each with an exercise price of $0.01 per share, which are issuable upon the entry into (i) a binding agreement between United (or one of its affiliates) and the Company for the sale and purchase of up to 200 eVTOLs and (ii) certain eVTOL services and support agreements.
Still in September 2022, United entered into a
lock-up
agreement with the Company, pursuant to which United will be restricted from transferring the new warrants issued to it at or promptly following the closing of the United Investment, as well as the shares of common stock issuable upon the exercise of such new warrants, until the date that is: (i) with respect to one of the two new warrants to acquire 680,634 shares of common stock, six months after the closing of the United Investment; (ii) with respect to the new warrant to acquire 1,361,268 shares of common stock, nine months after the closing of the United Investment; and (iii) with respect to the second new warrant to acquire 680,634 shares of common stock, twelve months after the closing of the United Investment.
The Company had reserved common stock for future issuance as follows:

2022 Stock Incentive Plan (i)	8,730,000
Shares underlying Private Placement Warrants	14,250,000
Shares underlying Public Warrants	11,500,000
Shares underlying New Warrants	37,572,536

(i)	For more details about the 2022 Stock Incentive Plan refer to Note 2.
Public Warrants
Each Public Warrant entitles its holder to purchase one share of common stock at an exercise price of $11.50 per share, to be exercised only for a whole number of shares of our common stock. The Public Warrants became exercisable 30 days after the Closing (
i.e.
, on June 8, 2022), provided that we have an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available (or we permit holders to exercise their warrants on a cashless basis under the circumstances specified in the warrant agreement) and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. The Public Warrants expire five years after the Closing or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, we may redeem the outstanding Public Warrants at a price of $0.01 per warrant, if the last sale price of our common stock equals or exceeds $18.00 per share for any 20 trading days within a 30 trading days period ending on the third business day before the Company sends the notice of redemption to the warrant holders.
Upon the Closing, all shares of Zanite Class A and Class B common stock were converted into, on a one-for-one basis,
shares of common stock of Eve. As such, in a hypothetical
change-in-control
scenario, all holders of the stocks would receive cash. Additionally, the Public Warrants are indexed to the Company’s own stock. Thus, the amount of $10,580,000 related to the Public Warrants were reclassified from liability to equity.
New Warrants
In addition to the Public Warrants and the Private Placement Warrants, the Company has also entered into warrant agreements with certain of the strategic private investment in public equity investors (“Strategic PIPE

Investors”), including United, pursuant to which, and subject to the terms and conditions of each applicable warrant agreement, the Company has issued or has agreed to issue to the Strategic PIPE Investors warrants (the “New Warrants”) to purchase an aggregate amount of (i) 24,095,072 shares of common stock with an exercise price of $0.01 per share, (ii) 12,000,000 shares of common stock with an exercise price of $15.00 per share and (iii) 5,000,000 shares of common stock with an exercise price of $11.50 per share. New Warrants for 29,272,536 shares of common stock were issued during 2022 (of which, 3,552,536 New Warrants were exercised during 2022) and New Warrants for 11,822,536 shares of common stock may be issued and vest subject to certain triggering events.
For the New Warrants subject to certain triggering events, the issuance and vesting of such warrants occurs upon the achievement of certain UAM Business milestones (which milestones include, as applicable, (a) receipt of the first type certification for eVTOL in compliance with certain airworthiness authorities, (b) receipt of the first binding commitment from a third party to purchase eVTOL jointly developed by ERJ and a certain Strategic Investor for the defense and security technology market, (c) the eVTOL’s successful entry into service, (d) the completion of the initial term of a certain engineering services agreement to be entered into with a certain Strategic Investor (e) receipt of binding commitments from certain Strategic Investors for an aggregate of 500 eVTOL’s, (f) receipt of an initial deposit to purchase 200 eVTOL’s from a certain Strategic Investor, (g) the mutual agreement to continue to collaborate beyond December 31, 2022, with a certain Strategic Investor, (h) the time at which ten vertiports that have been developed or implemented with the services of a certain Strategic Investor have entered operation or are technically capable of entering operation and (i) signature of services and support agreements).
The New Warrants issuable pursuant to the Strategic Warrant Agreements can be categorized as Penny Warrants, which are warrants with an exercise price of $0.01 per share, or Market Warrants, which are warrants with an exercise price of $15.00 per share or $11.50 per share. The Penny Warrants have been issued, or are issuable in accordance with the terms of the Strategic Warrant Agreements, to certain Strategic PIPE Investors in connection with potential future commercial partnerships and the achievement of related commercial milestones. Of the existing Penny Warrants, certain of such warrants (a) were issued at Closing to such Strategic PIPE Investors in their capacities as potential future customers and suppliers, and became vested without any exercise contingencies; (b) were issued at Closing to such Strategic PIPE Investors in their capacities as future potential suppliers, but which do not vest and become exercisable until the achievement of certain contingencies; and (c) are issuable to such Strategic PIPE Investors in their capacities as potential future customers and suppliers upon the satisfaction of certain specified conditions. The Market Warrants were issued at the Closing and vested immediately. There are no contingencies involved to exercise the Market Warrants.
Because the cash received for the common shares and New Warrants is significantly different from their fair value, Management considers such warrants to have been issued other than at fair market value. Accordingly, such warrants represent units of account separate from the shares of common stock that were issued to the Strategic PIPE Investors in connection with their respective PIPE Investments and therefore require separate accounting treatment.
Terms related to the issuance and exercisability of the New Warrants differ among the Strategic PIPE Investors, and each New Warrant is independently exercisable such that the exercise of any individual warrant does not depend on the exercise of another. As such, Management has concluded that all New Warrants meet the criteria to be legally detachable and separately exercisable and therefore freestanding.
The New Warrants were classified, measured and recognized as an expense, by the Company as follows:
(a) Potential lender/financier
: The New Warrants issued to potential lender/financier counterparties, which do not contain exercise contingencies, were determined to be within the scope of ASC 815 and equity-classified with the fair value at the issuance date recognized as New Warrants expense. As long as these warrants continue to be classified as equity, subsequent changes in fair value are not recognized.

F-29
(b) Potential customers
: The New Warrants issued or issuable to potential customers of Eve were determined to be within the scope of ASC 718 for classification and measurement and ASC 606, Revenue from Contracts with Customers, for recognition. Under ASC 718, they were determined to be equity-classified. These New Warrants can be separated into two categories: (i) contingently issuable warrants (the “Contingent Warrants”) and (ii) warrants that immediately vested upon Closing (“Vested Warrants”). The Contingent Warrants are measured at fair value on the grant date and will be recognized as variable consideration (a reduction of revenue) under ASC 606 when and if there are related revenue transactions or as New Warrants expense if there are not yet related revenue transactions. To date, there has been no recognition of expense related to the Contingent Warrants. The Vested Warrants were accounted for akin to a non-refundable
up front payment to a potential customer and were recognized as New Warrants expense since Eve has no current revenue or binding contracts in place).
(c) Potential suppliers
: The New Warrants issued or issuable to potential suppliers of Eve, which are subject to the satisfaction of certain specified conditions, are accounted for as non-employee
awards under ASC 718 and were determined to be equity-classified. The fair value of these warrants will be recognized as expense as products and/or services are received from the suppliers as if Eve paid cash for the respective transactions.
The Company’s New Warrants were measured at fair value on the respective grant dates (May 9, 2022 and September 1, 2022). The New Warrants with an exercise price of $0.01 have their fair values calculated taking Eve’s share price and subtracting $0.01. The New Warrants with an exercise price of $11.50 is estimated using the publicly traded Public Warrants since the terms are similar (see Note 15). The fair value of the New Warrants with an exercise price of $15.00 is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The Company used a modified Black-Scholes model to value the New Warrants with an exercise price of $15.00.

Market Warrants with exercise price of $15.00	May 9, 2022
Share Price (S0)	$11.32
Maturity Date	12/31/2025
Time (T) - Years	3.63
Strike Price (X)	$15.00
Risk-free Rate (r)	2.85%
Volatility ( s )	7.93%
Dividend Yield (q)	0.00%
Warrant Value	$0.11
Forfeitures of New Warrants within the scope of ASC 718, granted to non-employees,
are estimated by the Company and reviewed when circumstances change.